Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Accounts receivable, net
9. Accounts receivable, net
Accounts receivable, net consist of the following:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Logistics receivables	3,073,641	4,405,669
Online retail and online marketplace receivables (*)	2,392,737	2,102,828
Advertising receivables and others	1,042,211	1,169,492

Accounts receivable	6,508,589	7,677,989
Allowance for doubtful accounts	(318,001)	(566,042)

Accounts receivable, net	6,190,588	7,111,947

The movements in the allowance for doubtful accounts are as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Balance at beginning of the year	(53,981)	(178,393)	(318,001)
Additions	(124,412)	(213,395)	(330,713)
Write-off	—	73,787	82,672

Balance at end of the year	(178,393)	(318,001)	(566,042)

(*)
For the accounts receivable in relation to consumer financing business, which is recorded in online retail and online marketplace receivables, as JD Digits performs credit risk assessment services for the individuals and purchases the over-due
receivables from the Group at carrying values to absorb the risks and obtain the rewards from such business, no allowance for doubtful accounts in relation to consumer financing receivables were provided.